Summary of Significant Accounting Policies (Details 5) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total Net Revenues	$ 329	$ 154	$ 619	$ 303	$ 1,032	$ 360
Myos Canine Muscle Formula® [Member]
Total Net Revenues					476	44
Yolked® [Member]
Total Net Revenues					284	117
White Label [Member]
Total Net Revenues					222	0
Qurr® [Member]
Total Net Revenues					40	175
Physician Muscle Health Formula [Member]
Total Net Revenues					$ 10	$ 24